Equity Method Investment (Details 1)	9 Months Ended
Dec. 31, 2018 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Revenue	$ 9,460
Operating expenses	(257,758)
Loss from operations	(248,298)
Net loss	$ (248,499)